Consolidated Statement of Stockholders' Equity (Parenthetical) - USD ($)	3 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Price per share	$ 0.75
Debt instrument face amount	$ 28,950
Maximum [Member] | Eyeon Corp Pty Ltd [Member]
Price per share		$ 0.75
Minimum [Member] | Eyeon Corp Pty Ltd [Member]
Price per share		0.50
Service [Member]
Price per share			$ 0.75
Common Stock One [Member]
Price per share			0.01
Common Stock Two [Member]
Price per share			0.50
Common Stock Three [Member]
Price per share			0.75
Conversion Price [Member]
Conversion price per share	$ 795,000
Share price	$ 0.36
Price per share		0.46
Conversion Price One [Member]
Conversion price per share	$ 515,750
Price per share		0.47
Conversion Price Two [Member]
Conversion price per share	182,669
Price per share		$ 0.0248
Conversion Price Three [Member]
Conversion price per share	$ 999,980
500K Note [Member]
Price per share			$ 0.0248
Conversion Note [Member]
Debt instrument face amount		$ 1,100,000
Conversion Note One [Member]
Debt instrument face amount		$ 6,995